Investment in Associates - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Jun. 19, 2023
Disclosure of detailed information about investment property [line items]
Polestar's percentage ownership interest	100.00%
Commitment initial injections						$ 60,000
Cost of sales	$ 2,791,643,000	$ 2,343,302,000	[1]	$ 1,336,688,000	[1]
Cost of sales delivered to carrying amount investment	(28,376,000)
Transition services to Polestar Technology	27,630,000	$ 0		$ 0
Property, plan and equipment investment	$ 8,159,000
Investment, Secondary Contribution						140,000
Polestar Technology
Disclosure of detailed information about investment property [line items]
Polestar's percentage ownership interest	49.00%
Commitment capital injections						98,000
Proportion of proportionate share percentage	0.40
Recognized share of losses in Polestar Technology	$ (43,304,000)
Investment, Secondary Contribution						68,600
Xingji Meizu
Disclosure of detailed information about investment property [line items]
Polestar's percentage ownership interest	51.00%
Commitment capital injections						102,000
Commitment initial injections						30,600
Proportion of proportionate share percentage	0.60
Investment, Secondary Contribution						$ 71,400

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.